Changes in accounting practices and disclosures (Details)	12 Months Ended
Dec. 31, 2025
Amendments To I F R S 9 [Member]
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Standard	Amendments to IFRS 9 – Financial Instruments and IFRS 7 – Financial Instruments: Disclosures
Description	the amendments allow the Company to consider as settled a financial obligation (or part of the financial obligation) that will be settled through an electronic payment system before the settlement date, if specific criteria are met. If an entity chooses to apply this accounting policy, it will be required to apply it to all settlements made through the same electronic payment system.
Impact	The Company does not expect any effects arising from this Standard.
I F R S 18 [Member]
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Standard	IFRS 18 – Presentation and Disclosure in Financial Statements
Description	IFRS 18 replaces IAS 1 – Presentation of Financial Statements, transferring several of the unaltered requirements of IAS 1 and supplementing them with the new requirements. In addition, some paragraphs of IAS 1 were moved to IAS 8 - Accounting Policies, Changes in Accounting Estimates and Errors and IFRS 7 – Financial Instruments: Disclosures. IASB also implemented minor changes to IAS 7 – Statement of Cash Flows and IAS 33 – Earnings per Share.
Impact	The Company is evaluating the impacts and effects of adopting this Standard.
I F R S 19 [Member]
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Standard	IFRS 19 – Subsidiaries without Public Accountability: disclosures
Description	IFRS 19 allows an eligible subsidiary to provide reduced disclosures when applying Accounting Standards in the financial statements. The subsidiary is eligible for reduced disclosures if it has no public accountability and its ultimate or any intermediate controlling entity prepares consolidated financial statements available to the public meeting the Accounting Standards. IFRS 19 is optional for eligible subsidiaries and describes the disclosure requirements for subsidiaries that choose to apply it.
Impact	The Company does not expect any effects arising from this Standard.